Operating segments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [Line Items]
Total segment revenue	₩ 57,925,837	₩ 58,568,082	₩ 60,033,062
Intersegment revenue	0	0	0
Revenue from external customers	57,925,837	58,568,082	60,033,062
Depreciation and amortisation	11,548,019	11,128,740	10,024,794
Interest income	242,586	268,118	223,767
Interest expense	1,995,425	2,046,811	1,868,458
Employee benefit expense	492,288	725,120	360,575
Loss on abandonment of property, plant and equipment	255,346	364,233	481,176
Increase in provisions, net	1,832,765	2,301,215	1,056,994
Operating profit (loss)	4,096,620	(1,707,527)	(685,109)
Finance income	1,510,249	1,009,706	796,870
Finance expense	(2,896,443)	(2,782,156)	(2,470,743)
Profit (loss) related to associates and joint ventures	281,107	214,139	358,163
Profit (loss) before income tax	2,991,533	(3,265,838)	(2,000,819)
Segment assets	203,142,111	197,597,792	185,249,061
Investments in associates and joint ventures	6,170,533	5,914,831	5,878,345
Acquisition of non-current assets	13,401,665	14,229,785	12,377,457
Segment liabilities	132,475,265	128,708,143	114,156,299
Operating segments
Disclosure of operating segments [Line Items]
Total segment revenue	91,899,958	95,197,218	97,262,180
Intersegment revenue	33,974,121	36,629,136	37,229,118
Revenue from external customers	57,925,837	58,568,082	60,033,062
Depreciation and amortisation	11,675,647	11,250,366	10,081,743
Interest income	273,438	301,857	268,043
Interest expense	2,027,897	2,081,559	1,912,094
Employee benefit expense	541,893	737,207	391,055
Loss on abandonment of property, plant and equipment	255,347	364,233	481,176
Increase in provisions, net	2,002,416	2,553,019	1,049,005
Operating profit (loss)	4,387,807	(1,411,975)	(557,368)
Profit (loss) related to associates and joint ventures	281,107	214,138	358,163
Segment assets	241,913,304	235,492,772	223,823,428
Investments in associates and joint ventures	6,170,533	5,914,831	5,878,345
Acquisition of non-current assets	13,432,396	14,311,340	12,440,174
Segment liabilities	133,818,362	130,033,377	115,812,546
Operating segments | Transmission and distribution
Disclosure of operating segments [Line Items]
Total segment revenue	57,345,933	58,328,372	59,676,952
Intersegment revenue	1,224,602	1,336,725	1,393,120
Revenue from external customers	56,121,331	56,991,647	58,283,832
Depreciation and amortisation	3,836,355	3,814,428	3,555,158
Interest income	48,220	73,478	77,925
Interest expense	737,973	777,120	708,329
Employee benefit expense	190,302	298,144	144,180
Loss on abandonment of property, plant and equipment	236,727	350,865	424,774
Increase in provisions, net	731,194	987,828	580,931
Operating profit (loss)	3,045,912	(2,568,529)	(1,814,363)
Profit (loss) related to associates and joint ventures	169,176	140,757	287,268
Segment assets	113,115,667	109,809,254	107,486,379
Investments in associates and joint ventures	4,204,090	3,716,931	3,671,897
Acquisition of non-current assets	6,535,380	6,340,593	6,323,504
Segment liabilities	59,772,046	58,350,681	53,404,610
Operating segments | Electric power generation (Nuclear)
Disclosure of operating segments [Line Items]
Total segment revenue	9,938,941	8,937,026	8,858,717
Intersegment revenue	9,817,147	8,908,803	8,833,787
Revenue from external customers	121,794	28,223	24,930
Depreciation and amortisation	3,564,120	3,227,695	3,088,019
Interest income	25,581	37,277	30,422
Interest expense	503,485	511,864	503,161
Employee benefit expense	86,672	132,283	76,467
Loss on abandonment of property, plant and equipment	0	0	38,886
Increase in provisions, net	691,052	672,134	520,167
Operating profit (loss)	1,168,833	782,511	357,401
Profit (loss) related to associates and joint ventures	(4,905)	(5,497)	9,946
Segment assets	61,850,865	59,562,190	55,792,704
Investments in associates and joint ventures	116,867	59,081	43,038
Acquisition of non-current assets	2,419,939	2,574,358	2,187,077
Segment liabilities	35,652,467	33,909,152	30,484,104
Operating segments | Electric power generation (Non-nuclear)
Disclosure of operating segments [Line Items]
Total segment revenue	20,329,611	24,254,957	25,204,085
Intersegment revenue	19,552,376	23,472,153	24,389,816
Revenue from external customers	777,235	782,804	814,269
Depreciation and amortisation	4,034,024	3,955,333	3,269,023
Interest income	20,843	35,626	29,313
Interest expense	622,346	655,466	577,441
Employee benefit expense	112,775	163,626	91,140
Loss on abandonment of property, plant and equipment	17,679	13,364	17,516
Increase in provisions, net	346,195	766,407	(227,234)
Operating profit (loss)	(172,884)	551,287	482,418
Profit (loss) related to associates and joint ventures	115,096	77,641	58,993
Segment assets	54,531,155	54,758,933	49,296,392
Investments in associates and joint ventures	1,807,409	2,088,581	2,114,203
Acquisition of non-current assets	3,758,795	4,955,784	3,435,222
Segment liabilities	33,292,680	33,117,193	27,558,156
Operating segments | Plant maintenance & engineering service
Disclosure of operating segments [Line Items]
Total segment revenue	2,703,472	2,627,539	2,526,126
Intersegment revenue	2,283,333	2,254,841	2,170,959
Revenue from external customers	420,139	372,698	355,167
Depreciation and amortisation	119,056	125,546	114,030
Interest income	11,789	14,214	12,505
Interest expense	1,250	2,861	4,126
Employee benefit expense	101,255	124,745	77,526
Loss on abandonment of property, plant and equipment	0	0	0
Increase in provisions, net	230,264	124,242	174,785
Operating profit (loss)	197,553	312,341	314,755
Profit (loss) related to associates and joint ventures	1,740	1,237	1,956
Segment assets	3,492,571	3,528,879	3,431,068
Investments in associates and joint ventures	42,167	50,238	49,207
Acquisition of non-current assets	141,226	95,810	111,393
Segment liabilities	1,061,949	1,124,855	1,200,390
Operating segments | Others
Disclosure of operating segments [Line Items]
Total segment revenue	1,582,001	1,049,324	996,300
Intersegment revenue	1,096,663	656,614	441,436
Revenue from external customers	485,338	392,710	554,864
Depreciation and amortisation	122,092	127,364	55,513
Interest income	167,005	141,262	117,878
Interest expense	162,843	134,248	119,037
Employee benefit expense	50,889	18,409	1,742
Loss on abandonment of property, plant and equipment	940	4	0
Increase in provisions, net	3,711	2,408	356
Operating profit (loss)	148,393	(489,585)	102,421
Profit (loss) related to associates and joint ventures	0	0	0
Segment assets	8,923,046	7,833,516	7,816,885
Investments in associates and joint ventures	0	0	0
Acquisition of non-current assets	577,056	344,795	382,978
Segment liabilities	4,039,220	3,531,496	3,165,286
Material reconciling items
Disclosure of operating segments [Line Items]
Total segment revenue	(33,974,121)	(36,629,136)	(37,229,118)
Intersegment revenue	(33,974,121)	(36,629,136)	(37,229,118)
Revenue from external customers	0	0	0
Depreciation and amortisation	(127,628)	(121,626)	(56,949)
Interest income	(30,852)	(33,739)	(44,276)
Interest expense	(32,472)	(34,748)	(43,636)
Employee benefit expense	(49,605)	(12,087)	(30,480)
Loss on abandonment of property, plant and equipment	0	0	0
Increase in provisions, net	(169,651)	(251,804)	7,989
Operating profit (loss)	(291,187)	(295,552)	(127,741)
Profit (loss) related to associates and joint ventures	0	0	0
Segment assets	(38,771,193)	(37,894,980)	(38,574,367)
Investments in associates and joint ventures	0	0	0
Acquisition of non-current assets	(30,731)	(81,555)	(62,717)
Segment liabilities	(1,343,097)	(1,325,234)	₩ (1,656,247)
Elimination of intersegment amounts
Disclosure of operating segments [Line Items]
Segment assets	(39,762,888)	(39,207,636)
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	(30,731)	(81,555)
Segment liabilities	(6,749,728)	(6,654,717)
Equity method adjustment
Disclosure of operating segments [Line Items]
Segment assets	1,372,001	1,791,844
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	0	0
Segment liabilities	0	0
Deferred taxes
Disclosure of operating segments [Line Items]
Segment assets	47,664	2,048
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	0	0
Segment liabilities	5,417,629	5,329,158
Others
Disclosure of operating segments [Line Items]
Profit (loss) before income tax		(481,236)
Segment assets	(427,970)	0
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	0	₩ 325
Segment liabilities	₩ (10,998)